Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 0.9	€ 2.0	€ 1.5	€ 5.9
Acquisition related costs	€ 0.9	€ 0.2	€ 3.9	€ 1.0